Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income before income tax	$ 48,009	$ 1,620	$ 49,413	$ 51,953
Income tax expense calculated at the statutory rate (17%)	8,162		8,400	8,832
Nondeductible revenues and expenses in determining taxable income	34		5	28
Imputed income on tax	0		0	0
Unrecognized deductible temporary differences	(1)		(9)	11
Unrecognized loss carryforwards	10		12	83
Tax-exempt income	(87)		(25)	(183)
Income tax on unappropriated earnings	(60)		(346)	821
Investment credits	(212)		(234)	(329)
Effect of different tax rates of group entities operating in other jurisdictions	(2)		(8)	(94)
Income tax adjustments on prior years	4		(22)	(83)
Others	1		14	15
Income tax expense recognized in profit or loss	$ 7,849	$ 265	$ 7,787	$ 9,101